Label	Element	Value
Noncurrent refundable insurance policies (other assets)	us-gaap_CashSurrenderValueOfLifeInsurance	¥ 110,894
Noncurrent refundable insurance policies (other assets)	us-gaap_CashSurrenderValueOfLifeInsurance	63,062
Cash Surrender Value, Fair Value Disclosure	us-gaap_CashSurrenderValueFairValueDisclosure	110,894
Cash Surrender Value, Fair Value Disclosure	us-gaap_CashSurrenderValueFairValueDisclosure	¥ 63,062